THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE Form 13F FILED ON OR ABOUT FEBRUARY 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED OR EXPIRED ON FEBRUARY 14, 2002. (THE CORRESPONDING PUBLIC FILING WAS FILED ELECTRONICALLY ON APRIL 19, 2001).


                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2000

                  Check here if Amendment [x]: Amendment No. 1

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [x] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name: Atlantic Investment Management, Inc.

            Address: 666 Fifth Avenue, 34th Floor, New York, NY 10103
           -----------------------------------------------------------


                         Form 13F File Number: 028-06437
                        --------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,
                      correct and complete, and that it is
                       understood that all required items,
                    statements, schedules, lists, and tables,
                        are considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alexander J. Roepers
Title:  President
Phone:  212-484-5050

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers
-------------------------------

New York, NY
February 21, 2002

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $113,852  (thousands)


List of Other Included Managers:            NONE

                           Form 13F Information Table




                          TITLE OF                 VALUE    SHARES/     SH/    PUT/    INVSTMT     OTHER         VOTING AUTHORITY
   NAME OF ISSUER         CLASS       CUSIP       (x$1000)  PRN AMT     PRN    CALL    DSCRETN    MANAGERS    SOLE    SHARED   NONE
   --------------         ---------   ------      --------- -------    -----   -----   --------   --------    ----    ------   ----

Kennametal Inc.            COM        489170100    32,996     1,132,900  SH             SOLE                   1,132,900
Ball Corp.                 COM        058498106    24,036     521,800    SH             SOLE                   521,800
Harsco Corp.               COM        415864107    23,708     960,300    SH             SOLE                   960,300
Harman Int'l Inds.         COM        413086109    17,509     479,700    SH             SOLE                   479,700
    Inc./De
Alexander & Baldwin Inc.   COM        014482103    10,259     390,800    SH             SOLE                   390,800
Flowserve Corp.            COM        34354P105    5,344      250,000    SH             SOLE                   250,000

